Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
6.	TAXATION
Enterprise income tax
Cayman Islands
The Company and certain of its subsidiaries are incorporated in the Cayman Islands and conduct substantially all of its business through its PRC subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Cheerbright and Auto Pai Ltd. were incorporated in the British Virgin Islands and conducts substantially all of its businesses through its PRC subsidiary and VIEs. Under the current laws of the British Virgin Islands, they are not subject to tax on income or capital gains. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.
Hong Kong
Autohome (Hong Kong) Limited, Autohome Media, Autohome Link Hong Kong Limited, and TTP Car (HK) Limited were incorporated in Hong Kong. Subsidiaries in Hong Kong are subject to a two-tiered
profits tax regime. The profits tax rate for the first HK$
2 million of profits of corporations is 8.25%, while profits above that amount continue are
subject to the a rate of 16.5%. Under the Hong Kong tax law, the Company’s subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.
The PRC
Autohome WFOE, Chezhiying WFOE, Beijing Autohome Technologies Co., Ltd.(“Beijing Autohome Technologies”), Beijing Prbrownies, Hainan Chezhiyitong Information Technology Co., Ltd. (“Hainan Chezhiyitong”) and Tianjin Autohome are recognized as
“High-New
Technology Enterprise”(“HNTE”) and are eligible for a
 15%
preferential tax rate until 2021, 2023, 2023, 2023, 2022 and 2022, respectively, upon the completion of their filings with the relevant tax authorities. The qualification as an HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China.
Chezhiying WFOE, Hainan Chezhiyitong and Tianjin Autohome are recognized as software enterprise(“SE”) and exempt from income tax for the tax year of 2019 and 2020, followed by a 50% reduction in the statutory income tax rate of 25% for the years of 2021, 2022 and 2023 provided that it maintains its status as a SE during each relevant tax year.
Beijing Prbrownies, further enjoys a more preferential enterprise tax rate of 10%
for the tax years of 2019 and 2020 as it was accredited as key software enterprise (“KSE”) under the relevant PRC laws and regulations as well, which tax rate will continue to apply for so long as it maintains its key software enterprise status during each relevant tax year. Autohome WFOE and Beijing Autohome Technologies, further enjoy a more preferential enterprise tax rate of 10% as KSE for the tax years of 2019.
Except for the above-mentioned entities, the Company’s remaining PRC subsidiaries and all the VIEs were subject to enterprise income tax at a rate of 25% for 2019, 2020 and 2021.
The management subsequently assessed and concluded that uncertain preferential tax rates for certain subsidiaries were able to be realized in the year of 2021 and a reversal of RMB348,593 (US$54,702
)
was recorded in the year of 2021, composed of current income tax expense of RMB317,944 (US$49,892
)
and deferred income tax
ex
pense
 of RMB30,649 (US$4,810
)
. A reversal of RMB150,714 and RMB331,952 was also recorded in the fourth quarter of 2019 and 2020, each composed of current income tax expense of RMB151,645 and deferred income tax benefit of RMB931, current income tax expense of RMB371,826 and deferred income tax benefit of RMB39,874.
The basic earnings per share effects related to the preferential tax rate were RMB0.68, RMB0.97 and RMB1.11 (US$0.17
)
after considering the effects of the Share Subdivision as detailed in Note 2(a) for the years ended December 31, 2019, 2020 and 2021, respectively.
The New EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to PRC tax under the New EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for PRC tax purposes.
The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

The
Company
had minimal operations in jurisdictions other than the PRC. Income/(loss) before income tax expense consists of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
PRC	3,647,316	3,770,148	2,328,917	365,458
Non-PRC	53,690	(101,636)	(151,759)	(23,815)

	3,701,006	3,668,512	2,177,158	341,643

The income tax expense is comprised of:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Current	355,398	283,372	185,194	29,061
Deferred	144,963	(22,427)	(151,188)	(23,725)

	500,361	260,945	34,006	5,336

The reconciliation of income tax expense for the years ended December 31, 2019, 2020 and 2021 is as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Income before income tax expense	3,701,006	3,668,512	2,177,158	341,643
Income tax expense computed at PRC statutory tax rates (25%)	925,253	917,128	544,290	85,411
Non-deductible expenses	27,333	22,063	28,725	4,508
Research and development expenses super-deduction	(194,000)	(225,715)	(185,801)	(29,156)
Change in valuation allowances	16,420	(5,285)	50,473	7,920
Outside basis difference	(7,727)	142	(1,111)	(174)
Effect of international tax rate difference	(14,440)	8,682	37,940	5,954
Effect of preferential tax rate	(323,534)	(463,819)	(552,567)	(86,712)
Effect of withholding tax on dividend	71,056	76,610	164,946	25,884
Other adjustments (Note)	—	(68,861)	(52,889)	(8,299)

Income tax expense	500,361	260,945	34,006	5,336

Note: This amount mainly represents tax savings relating to share-based compensation exercised in 2019 and 2020, which can be recognized under US GAAP when realized at the time of filing of the Company’s tax returns, in 2020 and 2021, respectively.

Deferred tax
The significant components of deferred taxes are as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Deferred tax assets
Allowance for doubtful accounts	22,343	35,359	5,549
Accrued staff cost and expenses	42,091	97,883	15,360
Deferred revenue	11,214	5,551	871
Tax losses	404,178	489,664	76,839
VAT refund	2,032	351	55
Less: Valuation allowances	(402,197)	(452,670)	(71,034)

Total deferred tax assets	79,661	176,138	27,640

Deferred tax liabilities
Identifiable intangible assets arising from acquisition	63,570	52,460	8,232
Intangible assets and internally-developed software	39,306	32,540	5,106
Outside basis difference and others	452,023	437,963	68,726
Withholding income tax	76,610	53,835	8,448

Total deferred tax liabilities	631,509	576,798	90,512

In assessing the realizability of deferred tax assets, the Company has considered whether it is more-likely-than-not
that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not
of being realizable based on the weight of all available evidence. The Company recorded valuation allowances against the deferred tax assets of the PRC subsidiaries and VIEs as of December 31, 2020 and 2021, respectively, due to the cumulative tax loss positions and insufficient forecasted future taxable income.
As of December 31, 2021, the
Company
had net operating losses of approximately RMB2,022,137 (US$317,317
)
, which can be carried forward to offset taxable income. The net operating loss will start to expire in 2022 if not utilized.
Deferred tax liabilities arising from undistributed earnings
The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIEs”) to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. As of December 31, 2021, the
Company
has no such qualified subsidiary,
and
dividends are subject to a withholding tax rate of 10%.
On November 4, 2019, the Company’s
B
oard of
D
irectors approved an annual cash dividend policy. Under the policy, starting from 2020, the Company will declare and distribute a recurring cash dividend at an amount equivalent to approximately 20% of the Company’s net income in the previous fiscal year. In 2019, 2020 and 2021, the Company accrued RMB71,056, RMB76,610 and RMB53,835 (US$8,448
)
of deferred income tax expenses associated with the expected cash dividend payment, respectively.
As of December 31, 2020 and 2021, the total amount of undistributed earnings from the Company’s PRC subsidiaries and VIEs that are considered to be permanently reinvested was RMB13,674,190 and RMB14,620,442 (US$2,294,266
)
, respectively. As of December 31, 2020 and 2021, determination of the amount of unrecognized deferred tax liability related to the earnings that are indefinitely reinvested is not practical.

Unrecognized tax benefits
As of December 31, 2020 and 2021, the Company recorded an unrecognized tax benefit of RM
B
14,247
 and nil, respectively.